Other (Income)/Deductions - Net - Footnotes - Royalty Income (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Oct. 31, 2016	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty income	[1]			$ 495	$ 499	$ 905
Xtandi [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty income					176
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Royalty revenue, term		36 months
Collaborative Arrangement, Co-promotion [Member] | Enbrel [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Decrease in royalty revenue					$ 470
Royalty revenue, term			36 months

[1]	Royalty-related income decreased in 2017, primarily due to lower royalty income for Enbrel of $470 million in 2017, compared to 2016, resulting from the expiration on October 31, 2016 of the 36-month royalty period under the collaboration agreement for Enbrel in the U.S. and Canada (the collaboration period under the agreement expired on October 31, 2013), partially offset by increases in Xtandi royalty-related income of $176 million in 2017, compared to 2016.